Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of derivative Financial Instruments	Net Risk Management Assets and Liabilities
Aggregate net risk management assets (liabilities) are as follows:

As at Dec. 31, 2023
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	(125)	(53)	(178)
Long-term	(80)	(146)	(226)
Net commodity risk management liabilities	(205)	(199)	(404)
Other
Current	—	15	15
Long-term	—	4	4
Net other risk management assets	—	19	19
Total net risk management liabilities	(205)	(180)	(385)

As at Dec. 31, 2022
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	(271)	(143)	(414)
Long-term	(76)	(96)	(172)
Net commodity risk management liabilities	(347)	(239)	(586)
Other
Current	—	(6)	(6)
Long-term	—	—	—
Net other risk management liabilities	—	(6)	(6)
Total net risk management liabilities	(347)	(245)	(592)
The Company’s outstanding commodity derivative instruments not designated as hedging instruments are as follows:

As at Dec. 31	2023		2022
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	54,043	12,628	55,821	13,934
Natural gas (GJ)	50,949	209,348	23,464	162,384
Transmission (MWh)	—	856	—	1,643
Emissions (MWh)	212	804	274	2,297
Emissions (tonnes)	4,450	5,125	300	300
Coal (tonnes)	—	5,172	—	7,746

As at Dec. 31	2023			2022
Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity	Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity
Foreign exchange forward contracts – foreign-denominated receipts/expenditures
AUD125	CAD113	(1)	2024-2027	AUD183	CAD168	(1)	2023-2026
USD828	CAD1,113	19	2024-2027	USD573	CAD761	(12)	2023-2025
USD100	AUD152	5	2024	USD66	AUD102	4	2023

Foreign exchange forward contracts – foreign-denominated debt
CAD190	USD140	(4)	2024	CAD159	USD120	3	2023

Disclosure of net Arrangements
Information about the Company’s financial assets and liabilities that are subject to enforceable master netting arrangements or similar agreements is as follows:

As at Dec. 31, 2023	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts included on the statement of financial position	Master netting arrangements(1)	Net amount
Current risk management assets	528	(355)	173	(7)	166
Long-term risk management assets	161	(91)	70	(2)	68
Current risk management liabilities	(504)	355	(149)	7	(142)
Long-term risk management liabilities	(145)	91	(54)	2	(52)
Trade and other receivables(2)	789	(646)	143	(11)	132
Accounts payable and accrued liabilities(2)	(760)	646	(114)	11	(103)

As at Dec. 31, 2022	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts included on the statement of financial position	Master netting arrangements(1)	Net amount
Current risk management assets	1,602	(883)	719	(62)	657
Long-term risk management assets	204	(43)	161	(7)	154
Current risk management liabilities	(1,953)	883	(1,070)	62	(1,008)
Long-term risk management liabilities	(449)	43	(406)	7	(399)
Trade and other receivables(2)	1,330	(934)	396	(176)	220
Accounts payable and accrued liabilities(2)	(1,344)	934	(410)	176	(234)
(1)Amounts not set off in the Consolidated Statements of Financial Position.
(2)The trade and other receivables and accounts payable and accrued liabilities include amounts related to collateral provided and held. Refer to Note 15(F) below for further details.

Disclosure of currency Rate Risk
The possible effect on net earnings and OCI, due to changes in foreign exchange rates associated with financial instruments denominated in currencies other than the Company’s functional currency, is outlined below. The sensitivity analysis has been prepared using management’s assessment that an average three cents (2022 – three cents, 2021 – three cents) increase or decrease in these currencies relative to the Canadian dollar is a reasonable potential change over the next quarter.

Year ended Dec. 31	2023		2022		2021
Currency	Net earnings decrease(1)	OCI gain(1)(2)	Net earnings increase (decrease)(1)	OCI gain(1)(2)	Net earnings decrease(1)	OCI gain(1)(2)
USD	(11)	—	(12)	—	(13)	1
AUD	(3)	—	(2)	—	1	—
Total	(14)	—	(14)	—	(12)	1
(1)These calculations assume an increase in the value of these currencies relative to the Canadian dollar. A decrease would have the opposite effect.
(2)The foreign exchange impact related to financial instruments designated as hedging instruments in net investment hedges has been excluded.

Disclosure of credit Risk	The following table outlines the Company’s maximum exposure to credit risk without taking into account collateral held, including the distribution of credit ratings, as at Dec. 31, 2023:

	Investment grade (per cent)	Non-investment grade (per cent)	Total (per cent)	Total amount
Trade and other receivables(1)	95	5	100	807
Long-term finance lease receivable	100	—	100	171
Risk management assets(1)	75	25	100	203
Loans receivable(2)	—	100	100	26
Total				1,207
(1)Letters of credit and cash and cash equivalents are the primary types of collateral held as security related to these amounts.
(2)Includes $26 million loans receivable included within other assets with counterparties that have no external credit rating.
Disclosure of maturity Analysis of Financial Liabilities	A maturity analysis of the Company's financial liabilities is as follows:

	2024	2025	2026	2027	2028	2029 and thereafter	Total
Bank overdraft	3	—	—	—	—	—	3
Accounts payable and accrued liabilities	797	—	—	—	—	—	797
Long-term debt(1)
Credit facilities(1)	400	—	—	—	—	—	400
Debentures	—	—	—	—	—	251	251
Senior notes	—	—	—	—	—	924	924
Non-recourse – Hydro	—	—	—	—	—	39	39
Non-recourse – Wind & Solar	66	69	67	70	75	289	636
Non-recourse and other – Gas	46	58	61	65	66	707	1,003
Tax equity financing	14	15	15	18	21	27	110
Exchangeable securities(2)	—	—	—	—	—	750	750
Commodity risk management liabilities	169	123	15	12	12	73	404
Other risk management assets	(16)	(3)	—	—	—	—	(19)
Lease liabilities(3)	4	4	4	4	4	123	143
Interest on long-term debt and lease liabilities(4)	186	167	158	151	143	711	1,516
Interest on exchangeable securities(2)(4)	53	53	53	53	53	13	278
Dividends payable	49	—	—	—	—	—	49
Total	1,771	486	373	373	374	3,907	7,284
(1)Excludes impact of hedge accounting and derivatives.
(2)Cash payment could occur after Dec. 31, 2028 if exchangeable securities are not exchanged by Brookfield Renewable Partners or its affiliates (collectively "Brookfield"). At Brookfield's option, the exchangeable securities can be exchanged, at the earliest, on Jan. 1, 2025 (Note 25).
(3)Lease liabilities exclude a lease incentive of $12 million expected to be received in 2024, which is recognized in trade and other receivables.
(4)Not recognized as a financial liability on the Consolidated Statements of Financial Position
The following table outlines the terms and conditions of derivative hedging instruments and how they affect the amount, timing and uncertainty of future cash flows:

	Maturity
	2024	2025	2026	2027	2028	2029
Cash flow hedges
Commodity derivative instruments
Electricity
Notional amount (thousands of MWh)	3,338	2,628	—	—	—	—
Average price ($ per MWh)	78.18	80.13	—	—	—	—

Disclosure of hedging Instruments
The impact of the hedging instruments on the statement of financial position is as follows:

As at Dec. 31, 2023	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales(1)	5,966	(205)	Risk management liabilities	(114)
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD370	CAD489	Credit facilities, long-term debt and lease liabilities	—
(1)In thousands of MWh.

As at Dec. 31, 2022	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales(1)	9,295	(347)	Risk management liabilities	(594)
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD370	CAD502	Credit facilities, long-term debt and lease liabilities	—
(1)In thousands of MWh.
The impact of the hedged items on the statement of financial position is as follows:

As at Dec. 31	2023		2022
	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)
Commodity price risk
Cash flow hedges
Power forecast sales – Centralia	(114)	(129)	(594)	(279)

	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)
Foreign currency risk
Net investment hedges
Net investment in foreign subsidiaries	—	(36)	—	(39)
(1)Net of tax. Included in AOCI.

Disclosure of effect of Hedges
The impact of designated cash flow hedges on OCI and net earnings is:

Year ended Dec. 31, 2023
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain recognized in OCI	Location of gain reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	51	Revenue	83	Revenue	—
Forward starting interest rate swaps	—	Interest expense	(8)	Interest expense	—
OCI impact	51	OCI impact	75	Net earnings impact	—
These estimates assume constant natural gas and power prices, interest rates and exchange rates over time; however, the actual amounts that will be reclassified may vary based on changes in these factors.

Year ended Dec. 31, 2022
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(747)	Revenue	124	Revenue	—
Forward starting interest rate swaps	53	Interest expense	2	Interest expense	—
OCI impact	(694)	OCI impact	126	Net earnings impact	—

Year ended Dec. 31, 2021
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(268)	Revenue	(13)	Revenue	—
Foreign exchange forwards on project hedges	—	Property, plant and equipment	1	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	13	Interest expense	4	Interest expense	—
OCI impact	(255)	OCI impact	(8)	Net earnings impact	—